Lease liabilities - Reconciliation of cash and non-cash changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities.
Beginning balance	$ 314,747	$ 184,494	$ 204,065
Additions through business combinations	44,557	131,651
Additions through new leases or remeasurements	131,438	65,070	47,469
Interest and finance charges for lease liabilities	32,826	27,384	16,024
Payment for the principal of lease liabilities	(63,324)	(39,153)	(58,330)
Interest paid for lease liabilities	(32,923)	(19,239)	(11,634)
Remeasurements or terminations	30,978	15,380	8,018
Effects of movement in exchange rates	(20,242)	(20,080)	(5,082)
Closing balance	$ 376,101	$ 314,747	$ 184,494